Consolidation of subsidiaries (Details 1) (Detail) - BRL (R$) R$ in Thousands									1 Months Ended	12 Months Ended
	Dec. 05, 2018	Apr. 27, 2018	Mar. 12, 2018	Jan. 15, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 03, 2017	May 02, 2017	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 29, 2018	Jul. 29, 2016	Dec. 31, 2015
Consolidation of subsidiaries
Assets					R$ 4,235,757						R$ 11,417,278	R$ 4,235,757
Liabilities					3,365,366						4,842,900	3,365,366
Equity					R$ 870,391						6,574,376	870,391	R$ 626,862			R$ 461,877
Net income (loss) for the year											910,408	R$ 478,794	R$ 127,779
PagSeguro Brazil
Consolidation of subsidiaries
Assets											12,060,765
Liabilities											5,790,122
Equity											6,270,643
Net income (loss) for the year											R$ 776,889
Ownership - %											99.99%
Level											Direct
Net+Phone
Consolidation of subsidiaries
Assets											R$ 1,440,534
Liabilities											1,411,587
Equity											28,948				R$ 44,317
Net income (loss) for the year											R$ (15,010)
Ownership - %											99.99%
Level											Indirect
Boa Compra
Consolidation of subsidiaries
Assets											R$ 980,529
Liabilities											953,979
Equity											26,549				R$ 12,034
Net income (loss) for the year											R$ 6,588
Ownership - %											99.99%
Level											Indirect
BCPS
Consolidation of subsidiaries
Assets											R$ 2,447
Liabilities											373
Equity											2,074
Net income (loss) for the year											R$ 911
Ownership - %					99.50%						99.50%
Level											Indirect
R2TECH
Consolidation of subsidiaries
Assets											R$ 5,813
Liabilities											1,944
Equity											3,868
Net income (loss) for the year											R$ 2,691
Ownership - %								51.00%			51.00%
Level											Indirect
BIVA
Consolidation of subsidiaries
Assets											R$ 1,882
Liabilities											5,349
Equity											(3,468)
Net income (loss) for the year											R$ (4,394)
Ownership - %		2.40%	0.50%	15.10%		59.30%	51.40%		59.30%	59.30%	77.35%	59.30%
Level											Indirect
FIDC
Consolidation of subsidiaries
Assets											R$ 745,236
Liabilities											212,760
Equity											532,476			R$ 20,000
Net income (loss) for the year											R$ 331,179
Ownership - %											100.00%
Level											Indirect
TILIX
Consolidation of subsidiaries
Assets											R$ 4,410
Liabilities											3,975
Equity											R$ 435
Ownership - %	100.00%										100.00%
Level											Indirect